T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
July 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
ARGENTINA 0.0%

Common Stocks 0.0%
Tenaris (EUR) (1)	17,375	102
Total Argentina (Cost $313)		102

AUSTRALIA 6.6%

Common Stocks 6.6%
Adbri	16,890	27
Afterpay (2)	7,329	356
AGL Energy	24,042	285
ALS	17,291	105
Altium	4,019	94
Alumina	93,325	101
AMP (2)	126,377	131
Ampol	9,420	177
Ansell	5,313	146
APA Group	44,011	345
Aristocrat Leisure	23,501	441
ASX	7,216	425
Atlas Arteria	35,588	166
Aurizon Holdings	70,295	224
AusNet Services	62,483	80
Australia & New Zealand Banking Group	104,197	1,323
Bank of Queensland	14,692	62
Beach Energy	65,323	65
Bendigo & Adelaide Bank	17,761	87
BHP Group	108,418	2,855
BlueScope Steel	18,693	149
Boral	42,105	108
Brambles	58,634	453
Challenger	20,577	63
Charter Hall Group	17,208	128
CIMIC Group	3,461	53
Cleanaway Waste Management	50,108	74

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Coca-Cola Amatil	19,721	115
Cochlear	2,337	319
Coles Group	44,091	572
Commonwealth Bank of Australia	65,118	3,313
Computershare	18,127	173
Crown Resorts	13,680	87
CSL	16,632	3,235
CSR	18,692	47
Dexus	39,734	241
Domain Holdings Australia	8,454	20
Domino's Pizza Enterprises	2,288	121
Downer EDI	22,540	66
Evolution Mining	39,046	167
Flight Centre Travel Group	2,060	16
Fortescue Metals Group	59,957	746
Goodman Group	65,303	794
GPT Group	67,040	186
Harvey Norman Holdings	19,274	51
IDP Education	4,719	45
Iluka Resources	15,394	100
Incitec Pivot	60,953	80
Insurance Australia Group	86,141	314
IOOF Holdings	12,818	42
James Hardie Industries, CDI	16,097	332
JB Hi-Fi	4,138	136
Lendlease Group	21,623	176
Macquarie Group	11,824	1,039
Magellan Financial Group	4,635	201
Medibank	102,729	205
Metcash	35,041	68
Mirvac Group	138,072	205
National Australia Bank	115,642	1,444
Newcrest Mining	29,657	756
Northern Star Resources	26,149	297
Nufarm (2)	10,940	31
Oil Search	74,804	154

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Orica	13,996	173
Origin Energy	65,638	251
Orora	35,729	58
OZ Minerals	11,045	107
Perpetual	1,590	35
Platinum Asset Management	8,157	22
Qantas Airways	21,164	49
QBE Insurance Group	53,508	375
Qube Holdings	45,982	89
Ramsay Health Care	6,420	284
REA Group	1,940	150
Rio Tinto	13,448	984
Santos	65,051	243
Scentre Group	190,661	276
SEEK	12,806	197
Seven Group Holdings	5,047	61
Shopping Centres Australasia Property Group	27,298	42
Sims	5,867	33
Sonic Healthcare	17,231	395
South32	183,925	270
Star Entertainment Group	29,898	54
Stockland	88,905	201
Suncorp Group	46,678	285
Sydney Airport	39,926	150
Tabcorp Holdings	69,058	175
Telstra	153,298	367
TPG Telecom (2)	13,415	77
Transurban Group	98,589	975
Treasury Wine Estates	26,476	203
Tuas (2)	6,707	3
Vicinity Centres	116,897	108
Vocus Group (2)	21,283	44
Washington H. Soul Pattinson	3,829	53
Wesfarmers	41,182	1,369
Westpac Banking	131,230	1,576
Whitehaven Coal	24,690	24

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

WiseTech Global	2,890	42
Woodside Petroleum	33,976	483
Woolworths Group	45,799	1,268
Worley	12,500	73
		36,041
Equity Mutual Funds 0.0%
iShares MSCI Australia Fund, ETF (USD)	4,900	98
		98
Total Australia (Cost $34,881)		36,139

AUSTRIA 0.2%

Common Stocks 0.2%
ANDRITZ	2,554	86
Erste Group Bank (2)	10,667	239
OMV (2)	5,270	166
Raiffeisen Bank International (2)	4,718	81
Telekom Austria (2)	5,012	38
Verbund	2,459	129
Vienna Insurance Group (2)	1,396	31
voestalpine (1)	4,136	92
Total Austria (Cost $1,421)		862

BELGIUM 1.0%

Common Stocks 1.0%
Ackermans & Van Haaren (2)	818	105
Ageas	6,804	255
Anheuser-Busch InBev	30,292	1,645
Argenx (2)	1,571	363
Colruyt	1,858	108
Elia Group	1,287	140
Galapagos (2)	1,833	340
Groupe Bruxelles Lambert	4,011	348
KBC Group	10,155	579
Proximus	4,980	102

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Sofina	551	154
Solvay	2,557	199
Telenet Group Holding	1,736	67
UCB	4,492	577
Umicore	7,643	361
Total Belgium (Cost $4,516)		5,343

CAMBODIA 0.0%

Common Stocks 0.0%
NagaCorp (HKD)	54,000	58
Total Cambodia (Cost $71)		58

CHILE 0.0%

Common Stocks 0.0%
Antofagasta (GBP)	12,588	167
Total Chile (Cost $102)		167

CHINA 0.4%

Common Stocks 0.4%
AAC Technologies Holdings (HKD) (1)	26,000	205
BOC Aviation (HKD)	7,400	43
China Mengniu Dairy (HKD)	99,000	465
China Travel International Investment Hong Kong (HKD)	90,000	13
FIH Mobile (HKD) (1)(2)	103,000	11
Huabao International Holdings (HKD) (1)	31,000	35
Lenovo Group (HKD)	278,000	168
Minth Group (HKD) (1)	26,000	77
MMG (HKD) (2)	80,000	21
Nexteer Automotive Group (HKD)	30,000	19
Semiconductor Manufacturing International (HKD) (1)(2)	111,000	435
Shougang Fushan Resources Group (HKD)	132,000	30
Shui On Land (HKD)	121,933	18
Sun Art Retail Group (HKD)	80,000	111
Tingyi Cayman Islands Holding (HKD)	68,000	127

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Towngas China (HKD)	36,000	17
Uni-President China Holdings (HKD)	48,600	53
Want Want China Holdings (HKD) (1)	202,000	150
Wharf Holdings (HKD)	55,100	94
Xinyi Solar Holdings (HKD)	112,200	123
Total China (Cost $1,746)		2,215

DENMARK 2.2%

Common Stocks 2.2%
Ambu, Class B	5,416	189
AP Moller - Maersk, Class A	150	178
AP Moller - Maersk, Class B	234	301
Carlsberg, Class B	3,708	548
Chr Hansen Holding	3,634	415
Coloplast, Class B	4,938	843
Danske Bank (2)	24,854	403
Demant (2)	4,090	127
DSV	7,141	977
Genmab (2)	2,176	749
GN Store Nord	4,900	301
H Lundbeck	2,208	80
ISS (2)	6,805	105
Novo Nordisk, B Shares	58,858	3,862
Novozymes, B Shares	7,577	453
Orsted	6,760	967
Pandora	3,293	209
ROCKWOOL International, B Shares	219	71
Tryg	4,504	133
Vestas Wind Systems	7,266	931
Total Denmark (Cost $5,278)		11,842

EGYPT 0.0%

Common Stocks 0.0%
OCI (EUR) (1)(2)	3,517	42
Total Egypt (Cost $131)		42

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

EUROPE/FAR EAST 0.2%

Equity Mutual Funds 0.2%
iShares Core MSCI EAFE, ETF (USD)	18,532	1,082
Total Europe/Far East (Cost $808)		1,082

FINLAND 1.1%

Common Stocks 1.1%
Elisa	5,247	311
Fortum	16,134	328
Huhtamaki (2)	3,394	151
Kesko, B Shares	10,044	213
Kone, Class B	14,332	1,138
Metso Outotec	16,499	107
Neles	3,837	55
Neste	15,303	703
Nokia	149,567	718
Nokia, Ordinary Shares	57,926	281
Nokian Renkaat (1)	5,022	120
Orion, Class B (1)	3,608	157
Sampo, A Shares	18,184	657
Stora Enso, R Shares	20,817	261
UPM-Kymmene	19,621	524
Wartsila (1)	16,743	140
Total Finland (Cost $6,165)		5,864

FOREIGN/EUROPE 0.1%

Equity Mutual Funds 0.1%
iShares MSCI Eurozone, ETF (USD) (1)	11,500	433
Total Foreign/Europe (Cost $304)		433

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
FRANCE 9.5%

Common Stocks 9.5%
Accor (2)	6,950	175
Aeroports de Paris	1,056	100
Air France-KLM (1)(2)	7,855	32
Air Liquide	17,023	2,800
Airbus (2)	20,234	1,481
ALD	3,000	30
Alstom (2)	6,823	380
Amundi (2)	2,122	161
ArcelorMittal (2)	22,342	247
Arkema	2,440	254
Atos (2)	3,388	290
AXA	69,830	1,401
BioMerieux	1,512	244
BNP Paribas (2)	39,758	1,604
Bollore	36,513	123
Bouygues (2)	7,625	269
Bureau Veritas (2)	10,209	225
Capgemini	5,745	745
Carrefour	20,617	328
Casino Guichard Perrachon (1)(2)	1,998	55
Cie de Saint-Gobain (2)	17,703	655
Cie Generale des Etablissements Michelin	6,481	671
Cie Plastic Omnium	2,044	41
CNP Assurances (2)	5,863	71
Covivio	1,640	118
Credit Agricole (2)	42,316	407
Danone	21,752	1,456
Dassault Aviation (2)	84	69
Dassault Systemes	4,876	888
Edenred	8,805	437
Eiffage (2)	2,763	241
Electricite de France	18,367	186
Elis (2)	7,055	86

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Engie (2)	60,794	810
Engie (2)(3)	2,058	—
EssilorLuxottica (2)	10,677	1,422
Eurazeo (2)	1,810	95
Eurofins Scientific (2)	419	274
Euronext	2,267	262
Eutelsat Communications	6,241	63
Faurecia (2)	2,732	106
Gecina	1,921	249
Getlink (2)	16,366	246
Hermes International	1,134	919
ICADE	1,253	82
Iliad	562	110
Imerys	1,329	49
Ingenico Group (2)	2,324	376
Ipsen	1,271	122
JCDecaux (2)	2,620	44
Kering	2,697	1,528
Klepierre (1)	7,014	122
L'Oreal	8,750	2,937
La Francaise Des Jeux SAEM	3,200	117
Legrand	9,799	758
LVMH Moet Hennessy Louis Vuitton	9,082	3,949
Natixis (2)	30,635	75
Orange	69,575	816
Orpea (2)	1,656	211
Pernod Ricard	7,690	1,322
Peugeot (2)	20,208	325
Publicis Groupe (2)	7,792	249
Remy Cointreau (1)	915	147
Renault (1)(2)	6,768	161
Rexel (2)	11,264	134
Rubis	3,122	147
Safran (2)	11,687	1,243
Sanofi	39,534	4,151
Sartorius Stedim Biotech	849	266

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Schneider Electric	19,190	2,200
SCOR (2)	5,788	149
SEB	1,005	166
Societe Generale (2)	27,952	430
Sodexo	3,247	224
STMicroelectronics	23,235	653
Suez	13,485	178
Teleperformance	2,105	616
Thales	3,681	266
TOTAL	86,532	3,275
Ubisoft Entertainment (2)	3,139	262
Unibail-Rodamco-Westfield	3,676	193
Unibail-Rodamco-Westfield, CDI (AUD)	26,273	67
Valeo	8,759	225
Veolia Environnement	18,620	427
Vinci	16,897	1,454
Vivendi	29,919	794
Wendel	1,059	99
Worldline (2)	4,829	415
Total France (Cost $48,202)		52,250

GERMANY 8.6%

Common Stocks 8.1%
1&1 Drillisch	1,680	45
adidas (2)	7,013	1,934
Allianz	15,108	3,135
Aroundtown (2)	45,637	275
BASF	33,646	1,856
Bayer	36,020	2,393
Bechtle	1,001	195
Beiersdorf	3,708	443
BMW	11,757	752
Brenntag	5,763	356
Carl Zeiss Meditec (2)	1,361	142
Commerzbank (2)	38,410	197

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Continental	3,979	384
Covestro	5,858	227
CTS Eventim (2)	2,153	85
Daimler	29,622	1,295
Delivery Hero (2)	5,131	589
Deutsche Bank (2)	76,151	685
Deutsche Boerse	6,772	1,232
Deutsche Lufthansa (2)	8,641	76
Deutsche Post (2)	35,453	1,439
Deutsche Telekom	118,685	1,981
Deutsche Wohnen	13,066	636
DWS Group GmbH & KGaA (2)	1,284	48
E. ON	78,885	926
Evonik Industries	7,021	190
Fielmann (2)	893	65
Fraport Frankfurt Airport Services Worldwide (2)	1,308	51
Fresenius (2)	15,039	750
Fresenius Medical Care (2)	7,821	689
FUCHS PETROLUB	2,882	98
GEA Group	6,122	221
GRENKE (2)	995	75
Hannover Rueck	2,216	375
HeidelbergCement	5,543	308
Hella GmbH & KGaA	1,576	69
Henkel	2,415	210
HOCHTIEF	675	55
HUGO BOSS	2,391	65
Infineon Technologies	47,499	1,211
KION Group	2,616	200
Knorr-Bremse	1,594	187
LANXESS (2)	3,071	159
LEG Immobilien (2)	2,539	354
Merck	4,821	616
METRO	5,880	54
MTU Aero Engines (2)	1,883	326
Munich Re	5,006	1,327

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Nemetschek	2,006	147
OSRAM Licht (2)	1,406	73
ProSiebenSat. 1 Media (2)	7,503	78
Puma (2)	3,010	234
Rational	122	72
Rheinmetall	1,571	149
Rocket Internet (2)	2,416	52
RTL Group (2)	1,377	45
RWE	21,025	793
SAP	40,910	6,458
Scout24	3,995	343
Siemens	27,835	3,547
Siemens Healthineers	4,800	250
Suedzucker	2,911	49
Symrise	4,509	564
Talanx	1,391	51
TeamViewer (2)	4,456	241
Telefonica Deutschland Holding	24,887	68
thyssenkrupp (2)	17,278	134
Traton (2)	1,839	35
Uniper	4,064	140
United Internet	3,701	168
Varta (2)	518	58
Volkswagen (2)	1,075	167
Vonovia	19,739	1,276
Wacker Chemie	546	50
Zalando (2)	5,238	378
		44,601
Preferred Stocks 0.5%
BMW (4)	1,941	99
FUCHS PETROLUB (4)	1,048	46
Henkel (4)	7,518	739
Porsche Automobil Holding (2)	5,712	323
Sartorius (4)	1,275	490

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Volkswagen (2)	6,747	988
		2,685
Total Germany (Cost $39,832)		47,286

HONG KONG 3.0%

Common Stocks 3.0%
AIA Group	444,600	4,009
ASM Pacific Technology	11,400	129
Bank of East Asia	44,780	102
BOC Hong Kong Holdings	133,500	372
Brightoil Petroleum Holdings (2)(3)	109,000	20
Budweiser Brewing APAC	43,500	158
Cafe de Coral Holdings	12,000	24
Cathay Pacific Airways (1)	22,000	15
Cathay Pacific Airways, Rights, 8/6/20 (2)	14,000	1
Champion REIT (1)	71,000	38
Chow Tai Fook Jewellery Group	39,000	42
CK Asset Holdings	99,300	551
CK Hutchison Holdings	97,300	635
CK Infrastructure Holdings	23,000	120
CLP Holdings	60,400	571
Dah Sing Banking Group	7,040	6
Dah Sing Financial Holdings	7,400	20
Dairy Farm International Holdings (USD)	11,000	47
ESR Cayman (2)	47,600	117
First Pacific	86,750	18
Galaxy Entertainment Group	79,000	539
Guotai Junan International Holdings	89,000	13
Haitong International Securities Group	74,000	20
Hang Lung Group	31,000	75
Hang Lung Properties	75,000	184
Hang Seng Bank	26,700	420
Henderson Land Development	47,773	179
Hong Kong & China Gas	381,693	547
Hong Kong Exchanges & Clearing	45,800	2,181

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hongkong Land Holdings (USD)	43,400	165
Hutchison Telecommunications Hong Kong Holdings	43,000	7
Hysan Development	22,000	61
Jardine Matheson Holdings (USD)	7,700	315
Jardine Strategic Holdings (USD)	6,600	133
Johnson Electric Holdings	13,625	25
Kerry Logistics Network	19,750	32
Kerry Properties	21,500	51
L'occitane International	16,250	27
Lifestyle International Holdings	17,000	14
Link REIT	76,500	594
Melco International Development	28,000	53
MGM China Holdings	28,000	35
MTR (1)	52,000	258
New World Development	52,625	257
NWS Holdings	51,000	40
PCCW	147,000	83
Power Assets Holdings	48,500	270
Sa Sa International Holdings	36,000	5
Samsonite International (2)	47,100	44
Sands China	89,200	340
Shangri-La Asia	39,500	29
Shun Tak Holdings (1)	70,500	25
Sino Land	111,800	136
SITC International Holdings	43,000	43
SJM Holdings	69,000	78
Sun Hung Kai Properties	52,500	639
Swire Pacific, Class A	19,500	96
Swire Pacific, Class B	30,000	27
Swire Properties	38,800	90
Techtronic Industries	46,500	486
Television Broadcasts	10,600	12
United Energy Group	280,000	49
Vitasoy International Holdings (1)	28,000	106
VTech Holdings	5,700	31
WH Group	304,500	271

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Wharf Real Estate Investment	60,100	213
Wynn Macau	54,400	95
Xinyi Glass Holdings	70,000	103
Yue Yuen Industrial Holdings	26,500	42
		16,533
Equity Mutual Funds 0.0%
iShares MSCI Hong Kong Fund, ETF (USD) (1)	2,600	55
		55
Total Hong Kong (Cost $12,674)		16,588

IRELAND 0.6%

Common Stocks 0.6%
AIB Group (2)	29,344	37
Bank of Ireland Group (2)	33,808	70
CRH	28,926	1,053
DCC (GBP)	3,629	323
Flutter Entertainment (GBP) (2)	4,141	620
Glanbia	7,220	88
Kerry Group, Class A	5,415	717
Kingspan Group	5,450	391
Smurfit Kappa Group	8,712	294
Total Ireland (Cost $2,726)		3,593

ISRAEL 0.4%

Common Stocks 0.4%
Airport City (2)	2,769	32
Alony Hetz Properties & Investments	3,456	38
Amot Investments	3,739	18
Azrieli Group	1,368	67
Bank Hapoalim	37,816	228
Bank Leumi Le-Israel	56,052	284
Bezeq the Israeli Telecommunication (2)	72,578	72
Delek Group (2)	172	4
Elbit Systems	872	123

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Fattal Holdings 1998 (2)	173	7
First International Bank of Israel	1,924	44
Gazit-Globe	2,214	9
Harel Insurance Investments & Financial Services	3,700	25
ICL	25,161	79
Israel Corporation (2)	137	12
Israel Discount Bank, Class A	43,420	134
Melisron	491	19
Migdal Insurance & Financial Holding	11,700	7
Mivne Real Estate KD (2)	24,548	48
Mizrahi Tefahot Bank	4,791	100
Nice (2)	2,280	468
Oil Refineries	55,658	10
Paz Oil	380	30
Phoenix Holdings (2)	4,515	21
Shapir Engineering & Industry (2)	4,022	30
Shufersal	4,129	29
Strauss Group	1,508	43
Teva Pharmaceutical Industries (2)	37,134	429
Tower Semiconductor (2)	3,421	76
Total Israel (Cost $3,295)		2,486

ITALY 2.2%

Common Stocks 2.2%
A2A	57,530	83
Amplifon (2)	4,410	151
Assicurazioni Generali	47,253	710
Atlantia (2)	17,374	278
Banca Mediolanum	9,105	68
Banco BPM (2)	56,316	85
Buzzi Unicem	3,214	73
CNH Industrial (2)	37,137	252
Davide Campari-Milano	21,993	222
DiaSorin	843	166
Enel	285,804	2,618

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Eni	90,997	811
EXOR	3,929	221
Ferrari	4,430	792
Fiat Chrysler Automobiles (2)	40,534	412
FinecoBank Banca Fineco (2)	22,378	326
Hera	27,915	107
Infrastrutture Wireless Italiane	8,886	90
Intesa Sanpaolo (2)	507,387	1,034
Italgas	17,996	116
Leonardo	14,177	91
Mediaset (1)(2)	12,579	23
Mediobanca Banca di Credito Finanziario	27,943	226
Moncler (2)	7,083	274
Nexi (2)	10,986	197
Pirelli & C (2)	15,951	63
Poste Italiane	17,200	158
PRADA (HKD) (2)	18,200	70
Prysmian	9,221	236
Recordati	3,619	194
Saipem	20,365	44
Salvatore Ferragamo (2)	1,584	21
Snam	79,322	422
Telecom Italia	386,246	157
Telecom Italia	240,704	97
Terna Rete Elettrica Nazionale	52,470	392
UniCredit (2)	77,898	715
Unione di Banche Italiane (2)	36,026	153
UnipolSai Assicurazioni	21,529	55
		12,203
Preferred Stocks 0.0%
Buzzi Unicem (4)	364	5
		5
Total Italy (Cost $15,289)		12,208

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
JAPAN 24.0%

Common Stocks 23.9%
77 Bank	2,600	35
ABC-Mart	900	47
Acom (1)	14,200	50
Advantest	7,300	399
Aeon	25,700	608
AEON Financial Service	4,200	32
Aeon Mall	4,140	49
AGC	6,900	194
Aica Kogyo	1,900	61
Ain Holdings	1,000	64
Air Water	5,400	70
Aisin Seiki	6,400	185
Ajinomoto	18,100	327
Alfresa Holdings	6,600	135
Alps Alpine	7,200	91
Amada	12,000	81
Amano	2,500	47
ANA Holdings (1)(2)	4,200	87
Anritsu (1)	5,100	123
Aozora Bank	4,400	70
Ariake Japan	600	37
Asahi Group Holdings	14,000	456
Asahi Intecc	7,200	201
Asahi Kasei	46,000	331
Asics	6,300	70
ASKUL	800	24
Astellas Pharma	69,380	1,082
Autobacs Seven	2,200	26
Azbil	5,000	167
Bandai Namco Holdings	7,300	403
Bank of Kyoto	2,600	95
Benefit One (1)	2,400	53
Benesse Holdings	2,600	68

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Bic Camera (1)	5,700	57
Bridgestone	21,300	627
Brother Industries	8,700	135
Calbee	2,700	86
Canon	36,800	592
Canon Marketing Japan	1,700	32
Capcom	3,600	141
Casio Computer	8,300	133
Central Japan Railway	6,600	801
Chiba Bank	24,000	110
Chubu Electric Power	26,000	309
Chugai Pharmaceutical	24,000	1,084
Chugoku Bank	6,400	55
Chugoku Electric Power (1)	10,800	132
Citizen Watch	11,000	30
Coca-Cola Bottlers Japan Holdings	5,250	78
COMSYS Holdings	4,200	124
Concordia Financial Group	43,000	127
Cosmo Energy Holdings	2,400	35
Cosmos Pharmaceutical	600	110
Credit Saison	5,900	55
CyberAgent	3,600	204
Dai Nippon Printing	11,000	239
Dai-ichi Life Holdings	39,800	469
Daicel	11,100	74
Daido Steel	1,300	37
Daifuku	3,600	328
Daiichi Sankyo	23,100	2,044
Daiichikosho	1,500	40
Daikin Industries	9,600	1,689
Daishi Hokuetsu Financial Group	1,600	29
Daito Trust Construction	2,400	188
Daiwa House Industry	24,100	532
Daiwa Securities Group (1)	59,000	262
DeNA	3,800	43
Denka	3,200	77

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Denso	16,500	610
Dentsu	8,200	183
DIC	3,000	72
Disco	1,000	242
DMG Mori	3,700	40
Dowa Holdings	1,650	48
East Japan Railway	13,100	755
Ebara	3,700	88
Eisai	9,800	791
Electric Power Development	6,000	82
ENEOS Holdings	112,420	394
Ezaki Glico	1,900	88
FamilyMart (1)	8,560	192
Fancl	2,500	72
FANUC	7,100	1,198
Fast Retailing	1,900	1,010
FP	800	65
Fuji Electric	4,600	125
Fuji Oil Holdings (1)	1,600	43
Fuji Seal International	1,500	27
FUJIFILM Holdings	13,100	586
Fujikura	10,000	27
Fujitsu	7,000	937
Fujitsu General	2,000	49
Fukuoka Financial Group	5,200	76
Fukuyama Transporting	1,200	42
Furukawa Electric	2,300	55
Fuyo General Lease	700	40
Glory	2,100	46
GMO Internet	2,500	72
GMO Payment Gateway	1,200	126
Goldwin	1,400	84
GS Yuasa	2,800	44
GungHo Online Entertainment	1,310	24
Gunma Bank	16,200	51
H. U. Group Holdings	2,100	47

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

H2O Retailing (1)	3,200	18
Hachijuni Bank	16,800	62
Hakuhodo DY Holdings	8,800	97
Hamamatsu Photonics	4,700	204
Hankyu Hanshin Holdings	8,200	235
Haseko	10,000	118
Heiwa	2,000	34
Hikari Tsushin	800	173
Hino Motors	9,600	55
Hirose Electric	1,218	128
Hiroshima Bank	10,500	48
HIS (1)	1,300	15
Hisamitsu Pharmaceutical	2,600	114
Hitachi	33,600	1,006
Hitachi Capital	1,500	36
Hitachi Construction Machinery	3,900	113
Hitachi Metals	7,000	91
Hitachi Transport System	1,500	44
Hokuhoku Financial Group	4,800	40
Hokuriku Electric Power	6,200	40
Honda Motor	63,300	1,543
Horiba	1,400	72
Hoshizaki	1,900	145
House Foods Group	2,700	83
Hoya	13,400	1,321
Hulic	12,700	109
Ibiden	3,800	103
Ichigo (1)	7,400	17
Idemitsu Kosan (1)	8,052	168
IHI	4,800	60
Iida Group Holdings	5,200	80
Inpex	34,000	194
Isetan Mitsukoshi Holdings (1)	13,220	60
Isuzu Motors	18,900	154
Ito En	2,100	124
ITOCHU	49,400	1,083

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Itochu Techno-Solutions	3,600	146
Itoham Yonekyu Holdings	4,900	30
Iyo Bank	9,700	57
Izumi	1,400	54
J. Front Retailing	8,800	51
Japan Airlines	4,300	70
Japan Airport Terminal (1)	1,700	58
Japan Aviation Electronics Industry	2,000	25
Japan Exchange Group	20,000	475
Japan Petroleum Exploration	1,100	18
Japan Post Bank (1)	14,700	110
Japan Post Holdings	48,800	333
Japan Post Insurance	7,300	97
Japan Steel Works	2,200	31
Japan Tobacco	43,000	735
JCR Pharmaceuticals	500	49
JFE Holdings	19,075	125
JGC Holdings	7,700	78
JSR	6,700	146
JTEKT	8,000	53
Justsystems	1,300	101
K's Holdings	6,900	89
Kagome	2,800	85
Kajima	17,000	187
Kakaku. com	4,900	118
Kaken Pharmaceutical	1,300	59
Kamigumi	4,000	73
Kandenko	4,000	31
Kaneka	2,000	47
Kansai Electric Power	27,000	257
Kansai Mirai Financial Group (1)	6,300	24
Kansai Paint	6,900	132
Kao	17,000	1,233
Kawasaki Heavy Industries	5,400	74
Kawasaki Kisen Kaisha (2)	3,099	28
KDDI	62,100	1,975

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Keihan Holdings	3,600	147
Keikyu	9,000	118
Keio (1)	4,200	210
Keisei Electric Railway	5,000	122
Kewpie	4,100	73
Keyence	6,556	2,765
Kikkoman	6,800	319
Kinden	4,900	76
Kintetsu Group Holdings	6,700	261
Kirin Holdings	28,000	540
Kissei Pharmaceutical	1,200	25
Kobayashi Pharmaceutical	2,300	204
Kobe Bussan	800	50
Kobe Steel (2)	10,600	34
Koei Tecmo Holdings	2,160	83
Koito Manufacturing	4,300	168
Kokuyo	2,900	31
Komatsu	33,200	652
Konami Holdings	3,400	104
Konica Minolta	16,800	44
Kose	1,100	111
Kotobuki Spirits	700	21
Kubota (1)	41,300	588
Kuraray (1)	13,100	128
Kurita Water Industries	4,100	110
Kusuri no Aoki Holdings	600	56
Kyocera	11,200	624
Kyoritsu Maintenance	1,100	30
Kyowa Exeo	3,600	85
Kyowa Kirin	9,200	227
Kyudenko (1)	1,500	43
Kyushu Electric Power	17,300	145
Kyushu Financial Group	14,060	57
Kyushu Railway	5,800	115
Lasertec	2,800	247
Lawson (1)	1,700	85

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

LINE (2)	1,900	101
Lintec	1,800	42
Lion	9,300	242
LIXIL Group	9,700	129
M3	15,000	770
Mabuchi Motor	1,900	57
Maeda	5,000	34
Maeda Road Construction	2,000	36
Makita	9,100	350
Mani	2,300	59
Marubeni	58,100	267
Maruha Nichiro	1,600	31
Marui Group	7,900	115
Maruichi Steel Tube	2,300	54
Matsui Securities	3,900	32
Matsumotokiyoshi Holdings	2,800	94
Mazda Motor	21,100	122
Mebuki Financial Group	36,700	82
Medipal Holdings	5,600	103
Megmilk Snow Brand	1,500	34
MEIJI Holdings	4,940	388
MINEBEA MITSUMI	15,200	249
MISUMI Group	10,300	244
Mitsubishi	44,500	897
Mitsubishi Chemical Holdings	48,100	258
Mitsubishi Electric	71,800	937
Mitsubishi Estate	43,500	625
Mitsubishi Gas Chemical	7,000	111
Mitsubishi Heavy Industries	10,600	247
Mitsubishi Logistics	2,500	68
Mitsubishi Materials	4,500	92
Mitsubishi Motors	22,500	44
Mitsubishi Shokuhin	500	12
Mitsubishi UFJ Financial Group	458,490	1,718
Mitsubishi UFJ Lease & Finance	15,600	66
Mitsui	61,500	919

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Mitsui Chemicals	6,600	126
Mitsui Fudosan	34,200	535
Mitsui Mining & Smelting	2,000	42
Mitsui OSK Lines	4,000	66
Miura	3,500	133
Mizuho Financial Group	923,100	1,125
Mochida Pharmaceutical	1,000	37
MonotaRO	4,400	187
Morinaga	1,500	54
Morinaga Milk Industry (1)	1,500	70
MS&AD Insurance Group Holdings	17,900	450
Murata Manufacturing	20,700	1,330
Nabtesco	4,200	128
Nagase	4,100	47
Nagoya Railroad (1)	7,000	177
Nankai Electric Railway (1)	4,000	79
NEC	9,400	527
NET One Systems	3,100	121
Nexon	15,200	391
NGK Insulators	9,500	118
NGK Spark Plug	7,500	101
NH Foods	3,800	167
NHK Spring	6,100	34
Nichirei	4,000	114
Nidec	16,944	1,346
Nifco	3,000	67
Nihon Kohden	2,800	96
Nihon M&A Center	4,700	229
Nihon Unisys	2,400	73
Nikon	12,900	90
Nintendo	3,900	1,715
Nippo	2,000	53
Nippon Electric Glass	2,900	47
Nippon Express	2,700	128
Nippon Kayaku	6,000	59
Nippon Paint Holdings (1)	5,700	390

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Nippon Paper Industries	3,500	44
Nippon Shinyaku	1,900	147
Nippon Shokubai	1,200	60
Nippon Steel	30,112	247
Nippon Telegraph & Telephone	45,200	1,049
Nippon Television Holdings	1,900	21
Nippon Yusen KK	5,900	77
Nipro	4,200	45
Nishi-Nippon Financial Holdings	5,200	32
Nishi-Nippon Railroad (1)	2,800	70
Nissan Chemical	5,100	270
Nissan Motor	71,700	245
Nissan Shatai	2,800	21
Nisshin Seifun Group (1)	9,655	148
Nisshinbo Holdings	4,800	29
Nissin Foods Holdings	2,600	235
Nitori Holdings	2,700	591
Nitto Denko	5,900	334
Noevir Holdings	600	25
NOF	2,600	97
NOK	4,200	46
Nomura Holdings	110,800	521
Nomura Real Estate Holdings	4,400	73
Nomura Research Institute	9,581	253
NS Solutions	1,200	32
NSK	16,300	110
NTN	16,000	28
NTT Data	23,400	266
NTT DOCOMO	41,400	1,140
Obayashi	25,100	224
Obic	2,500	448
OBIC Business Consultants	600	35
Odakyu Electric Railway	11,300	236
Oji Holdings	32,000	134
OKUMA	1,000	39
Olympus	37,900	682

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Omron	7,100	511
Ono Pharmaceutical	16,200	455
Open House	2,200	62
Oracle Corporation Japan	1,200	145
Orient (1)	20,400	20
Oriental Land	6,800	820
ORIX	47,600	515
Osaka Gas	14,600	271
OSG	2,600	35
Otsuka	3,800	198
Otsuka Holdings	15,500	643
PALTAC	1,200	65
Pan Pacific International Holdings	17,600	399
Panasonic	78,995	684
Park24	4,100	55
Penta-Ocean Construction	10,200	54
PeptiDream (1)(2)	3,100	125
Persol Holdings	6,100	77
Pigeon	4,000	156
Pilot	900	25
Pola Orbis Holdings	2,800	47
Rakuten	29,900	275
Recruit Holdings	46,500	1,451
Relo Group	4,000	70
Renesas Electronics (2)	25,900	142
Rengo	8,000	60
Resona Holdings	80,300	263
Resorttrust	2,300	26
Ricoh	25,300	163
Rinnai	1,300	107
Rohm	3,300	212
Rohto Pharmaceutical	3,400	105
Ryohin Keikaku	9,000	108
Sankyo	1,900	48
Sankyu	1,900	66
Sanrio	2,300	34

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Santen Pharmaceutical	13,300	224
Sanwa Holdings	7,400	63
Sapporo Holdings	2,300	40
Sawai Pharmaceutical	1,400	67
SBI Holdings	7,840	165
SCREEN Holdings	1,400	70
SCSK	1,600	81
Secom	7,200	623
Sega Sammy Holdings	7,040	79
Seibu Holdings	7,900	71
Seiko Epson	9,900	105
Seino Holdings	5,500	68
Sekisui Chemical	13,200	180
Sekisui House (1)	21,500	393
Seven & i Holdings	28,052	848
Seven Bank	24,400	60
SG Holdings	7,900	290
Sharp (1)	5,100	50
Shiga Bank	1,800	39
Shikoku Electric Power	5,800	39
Shimadzu	10,000	255
Shimamura	800	56
Shimano	2,900	630
Shimizu	21,100	151
Shin-Etsu Chemical	14,500	1,697
Shinsei Bank	5,900	67
Shionogi	10,200	607
Ship Healthcare Holdings	1,400	60
Shiseido	14,100	786
Shizuoka Bank	19,000	123
SHO-BOND Holdings	1,600	69
Shochiku	400	45
Showa Denko KK	5,400	112
SKY Perfect JSAT Holdings	4,500	17
Skylark Holdings (1)	7,000	97
SMC	2,100	1,104

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

SMS	1,800	45
SoftBank	67,000	897
SoftBank Group	59,500	3,753
Sohgo Security Services	2,500	118
Sojitz	45,500	95
Sompo Holdings	12,400	409
Sony	44,600	3,465
Sotetsu Holdings	2,800	67
Square Enix Holdings	2,800	150
Stanley Electric	5,300	127
Subaru	22,500	425
Sugi Holdings	1,300	94
SUMCO	8,700	135
Sumitomo	41,600	462
Sumitomo Bakelite	1,200	29
Sumitomo Chemical	56,000	162
Sumitomo Dainippon Pharma (1)	6,200	77
Sumitomo Electric Industries	27,900	312
Sumitomo Forestry	4,700	53
Sumitomo Heavy Industries	4,000	78
Sumitomo Metal Mining	8,800	265
Sumitomo Mitsui Financial Group	47,200	1,258
Sumitomo Mitsui Trust Holdings	13,312	342
Sumitomo Osaka Cement	1,400	47
Sumitomo Realty & Development	14,700	375
Sumitomo Rubber Industries	6,400	53
Sundrug	2,400	82
Suntory Beverage & Food	4,500	170
Sushiro Global Holdings	3,600	76
Suzuken Aichi Japan	2,880	102
Suzuki Motor	16,500	541
Sysmex	7,000	538
T&D Holdings	20,700	170
Tadano (1)	4,000	32
Taiheiyo Cement	4,400	95
Taisei	7,300	251

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Taisho Pharmaceutical Holdings	1,600	91
Taiyo Nippon Sanso	5,400	85
Taiyo Yuden	3,900	124
Takara Bio	1,700	45
Takara Holdings (1)	6,500	56
Takashimaya	5,499	37
Takeda Pharmaceutical	55,898	2,027
TDK	4,400	490
TechnoPro Holdings	1,300	66
Teijin	7,100	103
Terumo	23,500	889
THK	4,200	99
TIS	8,700	186
Tobu Railway	7,500	210
Toda	8,000	51
Toho	4,200	125
Toho Gas	3,200	140
Tohoku Electric Power	17,300	163
Tokai Carbon	7,100	62
Tokai Rika	1,900	24
Tokio Marine Holdings	24,200	1,022
Tokuyama	2,500	59
Tokyo Broadcasting System Holdings	1,200	18
Tokyo Century (1)	1,700	96
Tokyo Electric Power Holdings (2)	58,000	155
Tokyo Electron	5,500	1,522
Tokyo Gas	15,400	327
Tokyo Tatemono	7,300	78
Tokyu	18,000	200
Tokyu Fudosan Holdings	21,600	83
Topcon	3,700	24
Toppan Printing	9,500	142
Toray Industries	56,300	244
Toshiba	16,400	502
Tosoh	10,500	141
TOTO	5,400	204

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Toyo Seikan Group Holdings	5,700	62
Toyo Suisan Kaisha	3,300	201
Toyo Tire	3,600	48
Toyobo	3,300	46
Toyoda Gosei	2,700	53
Toyota Boshoku	2,200	26
Toyota Industries	6,000	305
Toyota Motor	90,358	5,364
Toyota Tsusho	8,300	211
Trend Micro	4,300	252
TS Tech	1,900	48
Tsumura	2,500	62
Tsuruha Holdings	1,300	180
TV Asahi Holdings	800	11
Ube Industries	3,900	64
Ulvac	1,800	53
Unicharm	14,300	647
Ushio	4,200	49
USS	7,800	116
Wacoal Holdings	2,000	34
Welcia Holdings	1,800	165
West Japan Railway	6,800	294
Yakult Honsha (1)	4,600	263
Yamada Denki	26,000	113
Yamaguchi Financial Group	8,000	47
Yamaha	5,900	272
Yamaha Motor	10,400	152
Yamato Holdings	13,200	340
Yamato Kogyo	1,500	31
Yamazaki Baking	4,700	79
Yaoko	700	56
Yaskawa Electric	9,700	322
Yokogawa Electric	8,700	134
Yokohama Rubber	3,700	47
Z Holdings	95,500	508
Zenkoku Hosho	1,800	63

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Zensho Holdings (1)	3,300	60
Zeon	5,000	48
ZOZO	2,500	68
		131,438
Equity Mutual Funds 0.1%
iShares MSCI Japan Fund, ETF (USD)	6,325	344
		344
Total Japan (Cost $107,430)		131,782

LUXEMBOURG 0.0%
Common Stocks 0.0%
SES, GDR	13,056	92
Total Luxembourg (Cost $242)		92

MACAO 0.0%
Common Stocks 0.0%
Macau Legend Development (HKD) (2)	59,000	8
Total Macao (Cost $57)		8

MALTA 0.0%
Common Stocks 0.0%
BGP Holdings (2)	347,336	—
Total Malta (Cost $—)		—

MEXICO 0.0%
Common Stocks 0.0%
Fresnillo (GBP)	6,742	109
Total Mexico (Cost $94)		109

NETHERLANDS 4.1%
Common Stocks 4.1%
Aalberts	3,505	125

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

ABN AMRO Bank, CVA	15,219	126
Adyen (2)	957	1,606
Aegon	64,500	189
Akzo Nobel	7,184	677
Altice Europe, Class A (2)	21,120	100
ASM International	1,778	272
ASML Holding	14,512	5,159
ASR Nederland	5,110	165
Boskalis Westminster (2)	2,907	55
EQT (SEK) (1)	7,372	174
GrandVision (1)(2)	1,805	52
Heineken	9,619	932
Heineken Holding	2,696	233
ING Groep (2)	141,805	989
JDE Peet's (2)	2,300	102
Just Eat Takeaway. com (1)(2)	1,435	155
Just Eat Takeaway. com (GBP) (2)	2,540	273
Koninklijke Ahold Delhaize	39,889	1,149
Koninklijke DSM	6,447	987
Koninklijke KPN (1)	123,696	326
Koninklijke Philips (2)	33,128	1,712
Koninklijke Vopak	2,365	129
NN Group	12,202	447
Prosus (2)	15,733	1,531
QIAGEN (2)	8,101	405
Randstad	4,052	195
Signify (2)	4,057	122
Unilever	52,950	3,129
Wolters Kluwer	9,898	781
Total Netherlands (Cost $14,466)		22,297

NEW ZEALAND 0.4%

Common Stocks 0.4%
a2 Milk (2)	26,729	372
Air New Zealand	17,907	16

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Auckland International Airport	43,083	184
Contact Energy	26,307	102
Fisher & Paykel Healthcare	20,565	493
Fletcher Building	31,675	71
Kiwi Property Group	47,702	34
Mercury NZ	24,777	77
Meridian Energy	44,751	145
Ryman Healthcare	15,074	134
SKYCITY Entertainment Group	23,194	38
Spark New Zealand	68,238	224
Xero (AUD) (2)	3,398	218
Total New Zealand (Cost $1,311)		2,108

NORWAY 0.6%

Common Stocks 0.6%
Adevinta (2)	6,554	105
Aker, A Shares	847	36
Aker BP (1)	3,992	76
DNB (2)	38,419	590
Equinor	36,517	548
Gjensidige Forsikring (2)	6,048	124
Leroy Seafood Group	10,333	60
Mowi	14,999	272
Norsk Hydro (2)	49,103	139
Orkla	28,662	282
Salmar (2)	1,933	92
Schibsted, B Shares (2)	2,881	94
Schibsted, Class A (2)	3,629	132
Subsea 7 (2)	8,372	64
Telenor	23,815	368
Yara International	6,487	274
Total Norway (Cost $3,340)		3,256

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
POLAND 0.3%

Common Stocks 0.3%
Bank Polska Kasa Opieki (2)	5,753	78
CD Projekt (2)	2,298	247
Cyfrowy Polsat (2)	9,817	73
Dino Polska (2)	1,767	98
Grupa Lotos	3,616	47
KGHM Polska Miedz (2)	5,017	169
LPP (2)	31	57
mBank (2)	471	23
PGE Polska Grupa Energetyczna (2)	26,817	47
Polski Koncern Naftowy ORLEN	11,401	162
Polskie Gornictwo Naftowe i Gazownictwo	63,751	87
Powszechna Kasa Oszczednosci Bank Polski (2)	31,305	181
Powszechny Zaklad Ubezpieczen	20,582	148
Santander Bank Polska (2)	1,059	43
Total Poland (Cost $1,869)		1,460

PORTUGAL 0.1%

Common Stocks 0.1%
Banco Espirito Santo (2)(3)	127,132	—
EDP - Energias de Portugal	92,875	467
EDP - Energias de Portugal, Rights, 8/7/20 (2)	92,875	9
Galp Energia	19,182	201
Jeronimo Martins	8,709	146
Total Portugal (Cost $941)		823

RUSSIA 0.1%

Common Stocks 0.1%
Polymetal International (GBP)	11,484	284
Total Russia (Cost $152)		284

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
SINGAPORE 1.1%

Common Stocks 1.1%
Ascendas Real Estate Investment Trust	102,312	265
Ascott Residence Trust	64,900	43
CapitaLand	93,600	189
CapitaLand Commercial Trust	86,143	101
CapitaLand Mall Trust	84,500	117
City Developments	17,100	102
ComfortDelGro	74,112	74
DBS Group Holdings	65,400	945
Frasers Property	13,000	11
Genting Singapore	213,500	114
Golden Agri-Resources	233,472	27
Hutchison Port Holdings Trust (USD)	188,100	20
Jardine Cycle & Carriage	3,644	53
Keppel	53,400	210
Keppel REIT	66,000	53
Mapletree Commercial Trust	75,612	102
Mapletree Industrial Trust	50,900	122
Mapletree Logistics Trust	98,000	153
Mapletree North Asia Commercial Trust	78,500	49
Olam International	20,300	20
Oversea-Chinese Banking	128,725	806
SATS	22,900	46
Sembcorp Industries	32,420	41
Sembcorp Marine (2)	31,600	9
SIA Engineering	8,000	10
Singapore Airlines	45,332	113
Singapore Exchange	30,500	182
Singapore Post	51,300	27
Singapore Press Holdings	56,650	44
Singapore Technologies Engineering	55,200	132
Singapore Telecommunications	275,350	500
StarHub	21,650	19
Suntec Real Estate Investment Trust	72,500	71

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

United Overseas Bank	46,720	658
UOL Group	17,352	84
Venture	9,600	125
Wilmar International	71,500	242
Wing Tai Holdings	14,200	18
		5,897
Equity Mutual Funds 0.0%
iShares MSCI Singapore Fund, ETF (USD) (1)	1,500	28
		28
Total Singapore (Cost $5,913)		5,925

SOUTH KOREA 4.8%

Common Stocks 4.5%
Amorepacific	1,201	168
AMOREPACIFIC Group	1,050	47
BGF	497	2
BGF Retail	266	28
BNK Financial Group	10,736	46
Celltrion (2)	3,746	934
Celltrion Healthcare (2)	2,440	194
Cheil Worldwide	2,421	39
CJ	485	34
CJ CheilJedang	293	95
CJ ENM	358	35
CJ Logistics (2)	254	33
Coway	2,065	133
Daelim Industrial	999	70
Daewoo Engineering & Construction (2)	7,500	22
Daewoo Shipbuilding & Marine Engineering (2)	1,524	30
DB Insurance	1,666	66
DGB Financial Group	5,427	24
Dongsuh Companies	1,168	21
Doosan Bobcat	894	20
Doosan Heavy Industries & Construction (2)	3,556	31
Doosan Infracore (2)	4,890	29

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Doosan Solus (2)	345	11
E-MART	744	71
Fila Holdings	1,673	47
GS Engineering & Construction	2,101	48
GS Holdings	1,882	55
GS Retail	965	28
Hana Financial Group	10,830	269
Hankook Tire & Technology	2,644	58
Hanmi Pharm	265	59
Hanmi Science	506	18
Hanon Systems	6,300	53
Hanssem	360	31
Hanwha	2,174	46
Hanwha Aerospace (2)	1,337	27
Hanwha Life Insurance	10,211	13
Hanwha Solutions	3,044	65
HDC Hyundai Development Co-engineering & Construction	1,295	24
Helixmith (2)	865	39
Hite Jinro	1,044	37
HLB (2)	1,483	104
Hotel Shilla	1,141	67
Hyundai Department Store	577	29
Hyundai Engineering & Construction	2,700	78
Hyundai Glovis	654	61
Hyundai Heavy Industries Holdings	387	77
Hyundai Marine & Fire Insurance	2,156	42
Hyundai Mipo Dockyard	766	20
Hyundai Mobis	2,424	419
Hyundai Motor	5,146	549
Hyundai Steel	2,644	55
Hyundai Wia	603	19
Industrial Bank of Korea	9,513	65
Kakao	1,889	548
Kangwon Land	3,823	73
KB Financial Group	14,060	416
KCC	173	20

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

KEPCO Plant Service & Engineering	796	20
Kia Motors	9,557	325
Korea Aerospace Industries	2,311	47
Korea Electric Power Corp (2)	9,448	152
Korea Gas	1,034	22
Korea Investment Holdings	1,381	57
Korea Shipbuilding & Offshore Engineering (2)	1,556	117
Korea Zinc	360	125
Korean Air Lines (2)	2,848	42
KT&G	4,097	278
Kumho Petrochemical	628	45
LG	3,342	208
LG Chem	1,669	799
LG Display (2)	8,020	85
LG Electronics	4,261	253
LG Household & Health Care	373	430
LG Uplus	7,077	68
Lotte	1,071	28
Lotte Chemical	546	77
Lotte Chilsung Beverage	130	11
LOTTE Fine Chemical	576	21
Lotte Shopping	414	27
LS	620	22
Mando	1,180	27
Medy-Tox	153	22
Mirae Asset Daewoo	16,845	112
NAVER	4,925	1,251
NCSoft	607	414
Netmarble (2)	650	70
NH Investment & Securities	4,897	36
NHN (2)	361	25
NongShim	126	39
OCI (2)	681	32
Orion	789	89
Ottogi	49	23
Paradise	1,649	18

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

POSCO	2,499	403
POSCO Chemical	781	50
Posco International	1,763	21
S-1 Corporation	701	53
S-Oil	1,527	78
Samsung Biologics (2)	494	305
Samsung C&T	3,085	275
Samsung Card	1,224	29
Samsung Electro-Mechanics	2,020	239
Samsung Electronics	172,333	8,423
Samsung Engineering (2)	5,632	56
Samsung Fire & Marine Insurance	1,282	185
Samsung Heavy Industries (2)	16,275	78
Samsung Life Insurance	2,304	92
Samsung SDI	1,957	655
Samsung SDS	1,156	162
Samsung Securities	2,264	55
Shinhan Financial Group	16,731	420
Shinsegae	259	46
SillaJen (2)	1,907	19
SK Holdings	1,233	230
SK Hynix	18,768	1,314
SK Innovation	2,118	227
SK Networks	5,570	24
SK Telecom	820	152
SKC	650	38
Ssangyong Cement Industrial	2,974	13
Woori Financial Group	18,836	135
Yuhan	1,715	82
		25,018
Equity Mutual Funds 0.0%
iShares MSCI South Korea Fund, ETF (USD) (1)	1,000	60
		60
Preferred Stocks 0.3%
Amorepacific (4)	344	18

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

CJ (4)	72	3
Hyundai Motor (4)	538	31
Hyundai Motor, 2nd Preference (4)	1,542	90
LG Chemical (4)	330	74
Samsung Electronics (4)	29,968	1,252
		1,468
Total South Korea (Cost $20,800)		26,546

SPAIN 2.2%

Common Stocks 2.2%
Acciona (1)	799	89
ACS Actividades de Construccion y Servicios	9,587	222
Aena (2)	2,590	338
Amadeus IT Group, A Shares	14,978	748
Banco Bilbao Vizcaya Argentaria	240,850	750
Banco de Sabadell	208,443	72
Banco Santander (2)	603,953	1,295
Bankia	44,896	57
Bankinter	25,465	132
CaixaBank	132,138	284
Cellnex Telecom	10,012	630
Cellnex Telecom, Rights, 8/11/20 (2)	10,012	42
EDP Renovaveis	5,598	91
Enagas	8,429	213
Endesa	11,698	334
Ferrovial	18,306	448
Grifols	12,174	355
Iberdrola	214,597	2,774
Industria de Diseno Textil	38,210	1,013
Inmobiliaria Colonial Socimi	12,231	105
International Consolidated Airlines Group (GBP)	16,419	35
Mapfre	36,156	65
Merlin Properties Socimi	12,375	102
Naturgy Energy Group (1)	11,317	211
Red Electrica	16,130	314

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Repsol	47,259	373
Siemens Gamesa Renewable Energy	7,961	188
Telefonica	165,059	691
Zardoya Otis	7,045	47
Total Spain (Cost $17,209)		12,018

SWEDEN 3.0%

Common Stocks 3.0%
Alfa Laval (2)	11,578	274
Assa Abloy, B Shares	33,752	745
Atlas Copco, A Shares	29,008	1,288
Atlas Copco, B Shares	6,677	258
Boliden	10,080	275
Castellum	10,016	215
Electrolux, Series B	8,937	168
Electrolux Professional, Class B (2)	8,937	35
Elekta, B Shares (1)	13,236	136
Epiroc, A Shares	30,249	423
Epiroc, B Shares	6,677	91
Essity, B Shares (2)	22,343	737
Fastighets AB Balder, B Shares (2)	3,555	147
Hennes & Mauritz, B Shares	32,573	508
Hexagon, B Shares (2)	9,203	602
Hufvudstaden, A Shares	4,009	52
Husqvarna, B Shares	15,164	145
ICA Gruppen (1)	2,863	141
Industrivarden, A Shares (2)	12,179	303
Industrivarden, C Shares (2)	1,348	33
Investment AB Latour, B Shares	4,404	90
Investor, A Shares	5,192	306
Investor, B Shares	16,140	958
Kinnevik, Class B	8,834	311
L E Lundbergforetagen, B Shares (2)	2,702	127
LM Ericsson, B Shares	111,467	1,297
Lundin Energy	6,278	147

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Nibe Industrier, B Shares (2)	11,132	268
Nordea Bank (2)	115,170	890
Nordea Bank (EUR) (2)	1,818	14
Saab, Class B (2)	3,447	111
Sandvik (2)	39,157	732
Securitas, B Shares (2)	11,736	175
Skandinaviska Enskilda Banken, Class A (2)	51,776	501
Skandinaviska Enskilda Banken, Class C (2)	2,099	21
Skanska, B Shares (2)	13,224	267
SKF, B Shares	13,970	259
Svenska Cellulosa, Class B (1)(2)	23,394	284
Svenska Handelsbanken, A Shares (2)	54,942	518
Swedbank, A Shares (2)	37,090	602
Swedish Match	5,985	461
Swedish Orphan Biovitrum (2)	5,950	125
Tele2, B Shares	19,738	280
Telia	96,090	375
Trelleborg, B Shares (2)	8,824	137
Volvo, B Shares (2)	54,454	941
		16,773
Equity Mutual Funds 0.0%
iShares MSCI Sweden Fund, ETF (USD) (1)	1,400	47
		47
Total Sweden (Cost $12,468)		16,820

SWITZERLAND 9.3%

Common Stocks 9.3%
ABB	64,919	1,630
Adecco Group	5,615	265
Alcon (2)	16,893	1,021
Baloise Holding	1,733	264
Banque Cantonale Vaudoise	1,010	106
Barry Callebaut	111	231
Chocoladefabriken Lindt & Spruengli	45	348
Chocoladefabriken Lindt & Spruengli, Registered Shares	3	257

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Cie Financiere Richemont	18,543	1,151
Clariant	7,368	139
Credit Suisse Group	89,268	952
DKSH Holding	1,313	84
Dufry (2)	1,028	26
EMS-Chemie Holding (1)	258	223
Flughafen Zurich (2)	694	88
Geberit	1,310	723
Georg Fischer	153	141
Givaudan	336	1,392
Helvetia Holding	1,200	109
Julius Baer Group	8,029	352
Kuehne + Nagel International (2)	1,848	319
LafargeHolcim	11,922	564
LafargeHolcim (EUR)	6,428	300
Logitech International	5,311	387
Lonza Group	2,694	1,685
Nestle	105,082	12,497
Novartis	77,929	6,419
OC Oerlikon	7,209	60
Partners Group Holding	616	597
PSP Swiss Property	1,416	157
Roche Holding	914	315
Roche Holding, Genusschein	25,429	8,808
Schindler Holding	1,335	339
Schindler Holding, Registered Shares	856	214
SGS	218	571
Sika	5,124	1,126
Sonova Holding (2)	2,013	455
Straumann Holding	369	366
Sulzer	459	38
Swatch Group	966	203
Swatch Group, Registered Shares	1,645	66
Swiss Life Holding	1,220	446
Swiss Prime Site	2,750	251
Swiss Re	10,089	796

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Swisscom	945	502
Temenos	2,185	323
UBS Group	122,217	1,440
Vifor Pharma	1,649	233
Zurich Insurance Group	5,428	2,007
		50,986
Equity Mutual Funds 0.0%
iShares MSCI Switzerland Fund, ETF (USD)	2,400	97
		97
Total Switzerland (Cost $32,231)		51,083

TAIWAN 0.0%
Common Stocks 0.0%
FIT Hon Teng (HKD) (2)	38,000	18
Total Taiwan (Cost $27)		18

UNITED ARAB EMIRATES 0.0%
Common Stocks 0.0%
NMC Health (GBP) (2)(3)	3,218	—
Total United Arab Emirates (Cost $125)		—

UNITED KINGDOM 12.9%
Common Stocks 12.9%
3i Group	34,942	402
Admiral Group	7,485	233
Amcor, CDI (AUD)	58,297	599
Anglo American	45,505	1,102
Ashmore Group	13,830	71
Ashtead Group	16,934	539
Associated British Foods	12,806	293
AstraZeneca	47,918	5,294
Auto Trader Group	34,510	241
Avast	19,850	149
AVEVA Group	2,247	121

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Aviva	142,027	488
B&M European Value Retail	31,074	187
Babcock International Group	8,905	34
BAE Systems	118,392	759
Barclays	625,114	811
Barratt Developments	37,212	247
Bellway	4,570	151
Berkeley Group Holdings	4,307	250
BHP Group	74,279	1,606
BP	723,130	2,619
British American Tobacco	83,225	2,750
British Land	34,219	163
BT Group	320,763	412
Bunzl	12,473	357
Burberry Group	15,266	249
Carnival	5,959	64
Centrica	208,317	131
Cineworld Group	37,438	19
Coca-Cola HBC	7,248	189
Compass Group	65,026	895
ConvaTec Group	53,771	143
Croda International	4,638	346
Derwent London	3,729	140
Diageo	83,955	3,072
Direct Line Insurance Group	50,809	197
DS Smith	47,149	159
easyJet	7,169	46
Evraz	18,796	70
Experian	33,708	1,177
Ferguson	8,454	745
G4S	57,553	107
GlaxoSmithKline	180,160	3,589
Glencore	400,087	916
GVC Holdings	21,147	183
Halma	14,068	400
Hargreaves Lansdown	11,184	254

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hikma Pharmaceuticals	5,188	145
Hiscox	10,261	105
HomeServe	10,007	173
Howden Joinery Group	21,681	138
HSBC Holdings	744,312	3,352
IMI	9,710	132
Imperial Brands	35,225	587
Inchcape	15,221	85
Informa	53,061	252
InterContinental Hotels Group	6,768	312
Intermediate Capital Group	10,179	178
Intertek Group	5,999	422
Investec	23,698	46
ITV	137,195	101
J Sainsbury	59,319	145
JD Sports Fashion	13,403	106
John Wood Group	24,484	61
Johnson Matthey	7,081	207
KAZ Minerals	8,507	59
Kingfisher	79,138	250
Land Securities Group	26,488	200
Legal & General Group	217,834	603
Lloyds Banking Group	2,568,846	875
London Stock Exchange Group	11,477	1,268
M&G	96,121	201
Marks & Spencer Group	71,836	89
Meggitt	28,838	101
Melrose Industries	176,338	195
Micro Focus International	12,579	45
Mondi	17,809	315
National Grid	126,872	1,488
Next	4,683	331
Ninety One (2)	11,849	33
Ocado Group (2)	16,747	449
Pearson	28,949	199
Pennon Group	15,450	214

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Persimmon (2)	11,416	356
Phoenix Group Holdings	19,552	168
Prudential	94,532	1,351
Quilter	66,191	126
Reckitt Benckiser Group	22,873	2,294
RELX	35,465	747
RELX (EUR)	32,923	699
Renishaw	1,253	79
Rentokil Initial	67,709	472
Rightmove	33,890	245
Rio Tinto	39,694	2,416
Rolls-Royce Holdings	61,091	183
Royal Bank of Scotland Group	167,951	231
Royal Dutch Shell, A Shares	148,488	2,170
Royal Dutch Shell, B Shares	136,404	1,915
RSA Insurance Group	38,325	214
Sage Group	40,202	382
Schroders	4,021	155
Segro	40,066	507
Severn Trent	8,697	277
Smith & Nephew	31,829	628
Smiths Group	14,491	255
Spirax-Sarco Engineering	2,702	361
SSE	37,380	634
St. James's Place	19,083	233
Standard Chartered	96,675	483
Standard Life Aberdeen	87,387	284
Tate & Lyle	17,263	147
Taylor Wimpey	119,892	185
Tesco	351,822	993
Travis Perkins	9,089	131
TUI	7,531	29
TUI (EUR)	8,437	32
Unilever	40,041	2,384
United Utilities Group	25,133	295
Virgin Money (2)	45,388	52

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Vodafone Group	976,313	1,467
Weir Group	9,564	149
Whitbread (2)	7,420	211
Wm Morrison Supermarkets	80,099	194
WPP	45,114	335
		70,900
Equity Mutual Funds 0.0%
iShares MSCI United Kingdom Fund, ETF (USD) (1)	8,800	228
		228
Total United Kingdom (Cost $92,321)		71,128

UNITED STATES 0.0%
Common Stocks 0.0%
TechnipFMC (EUR)	16,897	132
Total United States (Cost $589)		132

SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 0.13% (5)(6)	1,923,814	1,924
		1,924
U. S. Treasury Obligations 0.1%
U. S. Treasury Bills, 0.205%, 8/20/20 (7)	657,000	657
		657
Total Short-Term Investments (Cost $2,581)		2,581

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

		Shares/Par	$ Value
(Cost and value in $000s)

SECURITIES LENDING COLLATERAL 1.4%

Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 1.4%

Short-Term Funds 1.4%

T. Rowe Price Short-Term Fund, 0.25% (5)(6)		768,420	7,684
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank			7,684
Total Securities Lending Collateral (Cost $7,684)			7,684

Total Investments in Securities 100.9%
(Cost $499,604)			$554,714

Other Assets Less Liabilities (0.9)%			(5,077)

Net Assets 100.0%			$549,637

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	All or a portion of this security is on loan at July 31, 2020.
(2)	Non-income producing
(3)	Level 3 in fair value hierarchy.
(4)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(5)	Seven-day yield
(6)	Affiliated Companies
(7)	At July 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
AUD	Australian Dollar
CDI	CHESS or CREST Depositary Interest
CVA	Dutch Certificate (Certificaten Van Aandelen)
ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
SEK	Swedish Krona
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

Futures Contracts
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 56 MSCI EAFE Index	9/20	$5,078	101
Net payments (receipts) of variation margin to date			(212)

Variation margin receivable (payable) on open futures contracts			$(111)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$14
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$14+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/19	Cost		Cost	7/31/20
T. Rowe Price Government
Reserve Fund	$1,928		¤	¤	$1,924
T. Rowe Price Short-Term
Fund	8,818		¤	¤	7,684
Total					$9,608^
#					Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+					Investment income comprised $14 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $9,608.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price International Equity Index Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will

T. ROWE PRICE INTERNATIONAL EQUITY INDEX FUND

determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$—	$ 537,799	$ 20	$ 537,819
Equity Mutual Funds	2,472	—	—	2,472
Preferred Stocks	—	4,158	—	4,158
Short-Term Investments	1,924	657	—	2,581
Securities Lending Collateral	7,684	—	—	7,684
Total	$12,080	$ 542,614	$ 20	$ 554,714
Liabilities
Future Contracts	$111	$ —	$ —	$ 111